SHARE BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Activity for Shares
The following table summarizes activity relating to carry units:

	Number of Time Vesting Awards	Number of Performance Based Vesting Awards	Weighted Average Grant Date Fair Value
Balance, December 31, 2017	168,550,001	10,000,000	$0.71
Forfeited	(3,500,001)	—	0.86
Balance, March 31, 2018	165,050,000	10,000,000	0.71

The following table summarizes activity relating to carry units:

	Number of Time Vesting Awards	Number of Performance Based Vesting Awards	Weighted Average Grant Date Fair Value
Balance, December 31, 2016	192,800,000	10,000,000	$0.37
Granted	28,025,000	—	3.14
Forfeited	(7,854,166)	—	0.37
Vested	(44,420,833)	—	0.41
Balance, December 31, 2017	168,550,001	10,000,000	0.71

Summary of activity relating of stock options
The following table summarizes activity related to employee stock options for the three months ended March 31, 2018:

	Shares Under Option		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
	Time Vesting	Performance Based Vesting			Aggregate Intrinsic Value (a)
Balance at December 31, 2017	5,110,747	—	$19.48	9.97	$8,944
Granted	298,394	39,050	21.22
Forfeited	(103,766)	(22,314)	21.81
Balance at March 31, 2018	5,305,375	16,736	$19.54	9.92	(5,615)
Options exercisable at March 31, 2018	—	—	—	—	—

(a)	The aggregate intrinsic value is calculated as the difference between the exercise price and the closing price of the Company's Class A common stock at the respective date.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following aggregate assumptions were used to calculate the fair values of stock option awards granted during the three months ended March 31, 2018:

Risk-free interest rate	2.64%
Expected life (in years)	6.49
Dividend yield	—%
Volatility	33.86%
Grant date fair value	$7.49

The following aggregate assumptions were used to calculate the fair values of stock option awards granted on December 30, 2017:

Risk-free interest rate	2.30%
Expected life (in years)	6.44
Dividend yield	—%
Volatility	33.95%
Grant date fair value	$8.77